Investment Objectives and Goals	Nov. 01, 2026
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES DORSEY WRIGHT ADR ETF NASDAQ Ticker: AADR FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Dorsey Wright ADR ETF (the “Fund”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES Dorsey Wright FSM US CORE ETF NASDAQ Ticker: DWUS FUND SUMMARIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Dorsey Wright FSM US Core ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF NASDAQ Ticker: DWAW
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Dorsey Wright FSM All Cap World ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES DORSEY WRIGHT SHORT ETF NASDAQ Ticker: DWSH FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Dorsey Wright Short ETF (the “Fund”) seeks capital appreciation through short selling securities.
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES FOCUSED EQUITY ETF NYSE Arca Ticker: CWS FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Focused Equity ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES GERBER KAWASAKI ETF NYSE Arca Ticker: GK FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Gerber Kawasaki ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES HVAC AND INDUSTRIALS ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES HVAC AND INDUSTRIALS ETF NYSE Arca Ticker: HVAC FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares HVAC and Industrials ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES INSIDER ADVANTAGE ETF NYSE Arca Ticker: SURE FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Insider Advantage ETF (the “Fund”) seeks to generate long-term capital appreciation.
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES MSOS DAILY LEVERAGED ETF NYSE Arca Ticker: MSOX FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the US Cannabis ETF. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES PSYCHEDELICS ETF NYSE Arca Ticker: PSIL FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Psychedelics ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES PURE CANNABIS ETF NYSE Arca Ticker: YOLO FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Pure Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES PURE US CANNABIS ETF NYSE Arca Ticker: MSOS FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Pure US Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES RISK OPTIMIZED ETF NYSE Arca Ticker: QPX FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Risk Optimized ETF (the “Fund”) seeks to achieve long-term growth.
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES ACTIVE BEAR ETF NYSE Arca Ticker: HDGE FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares Active Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Risk/Return [Heading]	ADVISORSHARES STAR GLOBAL BUY-WRITE ETF NYSE Arca Ticker: VEGA FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AdvisorShares STAR Global Buy-Write ETF (the “Fund”) seeks consistent repeatable returns across all market cycles.